Debt - Credit Facilities Table (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Line Of Credit Facility [Line Items]
Outstanding balance, current		$ 0	$ 168,000
Outstanding balance, current	$ 141,000	0	0
CCH Credit Facility [Member]
Line Of Credit Facility [Line Items]
Original facility size	8,404,000	8,403,714
Incremental commitments	1,566,000	1,565,961
Outstanding balance	3,283,000	3,282,655	5,155,737
Commitments terminated	6,687,000	6,687,020
Letters of credit issued	0	$ 0
Available commitment	$ 0
Debt Instrument, Description of Variable Rate Basis	LIBOR or the base rate	LIBOR or the base rate
Weighted average interest rate of outstanding balance	1.93%	3.55%
Maturity date	Jun. 30, 2024	Jun. 30, 2024
CCH Credit Facility [Member] | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
CCH Credit Facility [Member] | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	0.75%
CCH Working Capital Facility [Member]
Line Of Credit Facility [Line Items]
Original facility size	$ 350,000	$ 350,000
Incremental commitments	850,000	850,000
Outstanding balance, current		0
Commitments terminated	0	0
Letters of credit issued	392,000	470,784
Available commitment	$ 667,000	$ 729,216
Debt Instrument, Description of Variable Rate Basis	LIBOR or the base rate	LIBOR or the base rate
Weighted average interest rate of outstanding balance	1.43%
Maturity date	Jun. 29, 2023	Jun. 29, 2023
Outstanding balance, current	$ 141,000	$ 0	$ 168,000
CCH Working Capital Facility [Member] | Minimum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.25%	1.25%
CCH Working Capital Facility [Member] | Minimum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.25%	0.25%
CCH Working Capital Facility [Member] | Maximum | London Interbank Offered Rate (LIBOR)
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	1.75%	1.75%
CCH Working Capital Facility [Member] | Maximum | Base Rate
Line Of Credit Facility [Line Items]
Debt Instrument, Basis Spread on Variable Rate	0.75%	0.75%